Loss per Share (Tables)	6 Months Ended
Jun. 30, 2018
Loss per Share [Abstract]
Net Loss per Common Share
The calculation of net losses per common share is summarized below:

	June 30,
	2018	2017

Net loss	(12,309)	(9,590)

Weighted average common shares outstanding – basic	36,949,832	35,217,339
Net loss per common share – basic	$(0.33)	$(0.27)